Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Federal income tax benifit
	2015	2014
Federal income tax benefit attributable to:
Current operations	$202,000	$349,000
Permanent and Timing Differences (net)	(218,000)	(160,000)
Valuation allowance	16,000	(189,000)
Net provision for federal income tax	$0	$0

Deferred tax assets
	2015	2014
Deferred tax asset attributable to:
Net operating loss carryover	$3,110,000	$3,126,000
Valuation allowance	(3,110,000)	(3,126,000)
Net deferred tax asset	$0	$0